ACCOUNTS PAYABLE - Schedule of accounts payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Merchandise purchase payables	¥ 292,515		¥ 548,427
Warehouse and logistic fees payables	7,512		48,327
Payable to merchants	201,522		145,205
Total	¥ 501,549	$ 76,866	¥ 741,959